Fair Value Measurements (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,651,494	$—	$—

Liabilities:
Warrant Liabilities – public warrants	$3,277,500	$—	$—
Warrant Liabilities – private warrants	$—	$—	$2,270,255
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,650,048	$—	$—

Liabilities:
Warrant Liabilities – public warrants	$—	$—	$10,005,000
Warrant Liabilities – private warrants	$—	$—	$6,693,635

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,650,048	$—	$—

Liabilities:
Warrant Liabilities – public warrants	$10,005,000	$—	$—
Warrant Liabilities – private warrants	$—	$—	$6,693,635

Schedule of change in the level 3 fair value of the derivative warrant liabilities
Warrant liabilities at December 31, 2020	$16,698,635
Change in fair value of warrant liabilities	(11,150,880)
Transfer of public warrants to level 1	(3,277,500)
Warrant liabilities at December 31, 2020	$2,270,255

Warrant liabilities at May 22, 2020	$—
Issuance of Public and Private warrants	15,776,805
Change in fair value of warrant liabilities	921,830
Warrant liabilities at December 31, 2020	$16,698,635

Schedule of provides quantitative information regarding Level 3 fair value measurements
	As of March 31, 2021	As of December 31, 2020
Strike price	$11.50	$11.50
Contractual term (years)	5.3	5.8
Volatility	6.00%	10.00%
Risk-free interest rate	1.00%	0.48%
Dividend yield (per share)	0.0%	0.0%

	As of December 17, 2020	As of December 31, 2020
Exercise price	$11.50	$11.50
Contractual term (years)	5.9	$5.8
Volatility	10.00%	10.00%
Risk-free interest rate	0.50%	0.48%
Dividend yield (per share)	0.0%	$0.0%